Schwab Capital Trust
Schwab Monthly Income Fund – Moderate Payout

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 29.3%
Large-Cap 29.3%
Schwab Dividend Equity Fund	946,399	14,148,672

International Stocks 11.0%
Developed Markets 11.0%
Schwab International Opportunities Fund	247,736	5,313,944

Real Estate 7.7%
Global Real Estate 7.7%
Schwab Global Real Estate Fund	469,052	3,700,817

Fixed Income 50.0%
Intermediate-Term Bond 50.0%
Schwab U.S. Aggregate Bond Index Fund	2,482,249	24,177,107

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	425,241	425,241
Total Affiliated Underlying Funds (Cost $45,213,419)		47,765,781
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	536,368	536,368
Total Unaffiliated Underlying Funds (Cost $536,368)		536,368
Total Investments in Securities (Cost $45,749,787)		48,302,149

(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Moderate Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 29.3%
Large-Cap 29.3%
Schwab Dividend Equity Fund	$15,338,285	$72,121	($802,630)	($43,547)	($415,557)	$14,148,672	946,399	$72,121

International Stocks 11.0%
Developed Markets 11.0%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,399,734	178,865	(331,222)	(124,029)	(809,404)	5,313,944	247,736	—

Real Estate 7.7%
Global Real Estate 7.7%
Schwab Global Real Estate Fund	3,989,654	24,691	(84,731)	1,347	(230,144)	3,700,817	469,052	24,691

Fixed Income 50.0%
Intermediate-Term Bond 50.0%
Schwab U.S. Aggregate Bond Index Fund	26,523,871	587,926	(1,273,403)	(84,743)	(1,576,544)	24,177,107	2,482,249	128,514

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares	425,343	26	—	—	(128)	425,241	425,241	39
Total Affiliated Underlying Funds	$52,676,887	$863,629	($2,491,986)	($250,972)	($3,031,777)	$47,765,781		$225,365

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Enhanced Payout

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab Dividend Equity Fund	1,184,083	17,702,047

International Stocks 7.5%
Developed Markets 7.5%
Schwab International Opportunities Fund	306,610	6,576,774

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	588,869	4,646,180

Fixed Income 65.0%
Intermediate-Term Bond 65.0%
Schwab U.S. Aggregate Bond Index Fund	5,853,464	57,012,737

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	927,682	927,682
Total Affiliated Underlying Funds (Cost $82,566,923)		86,865,420
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	694,791	694,791
Total Unaffiliated Underlying Funds (Cost $694,791)		694,791
Total Investments in Securities (Cost $83,261,714)		87,560,211

(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Enhanced Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab Dividend Equity Fund	$19,782,883	$91,024	($1,595,910)	($21,332)	($554,618)	$17,702,047	1,184,083	$91,024

International Stocks 7.5%
Developed Markets 7.5%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	8,184,095	—	(410,075)	(144,900)	(1,052,346)	6,576,774	306,610	—

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	5,248,925	31,163	(326,092)	42,104	(349,920)	4,646,180	588,869	31,163

Fixed Income 65.0%
Intermediate-Term Bond 65.0%
Schwab U.S. Aggregate Bond Index Fund	64,832,861	754,122	(4,592,250)	(250,204)	(3,731,792)	57,012,737	5,853,464	306,839

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares	927,905	55	—	—	(278)	927,682	927,682	84
Total Affiliated Underlying Funds	$98,976,669	$876,364	($6,924,327)	($374,332)	($5,688,954)	$86,865,420		$429,110

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Maximum Payout

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 11.3%
Schwab Dividend Equity Fund	729,358	10,903,899

International Stocks 3.7%
Developed Markets 3.7%
Schwab International Opportunities Fund	168,589	3,616,237

Real Estate 3.1%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	378,262	2,984,489

Fixed Income 79.9%
Intermediate-Term Bond 79.9%
Schwab U.S. Aggregate Bond Index Fund	7,927,661	77,215,421

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	1,175,560	1,175,560
Total Affiliated Underlying Funds (Cost $97,621,750)		95,895,606
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	754,264	754,264
Total Unaffiliated Underlying Funds (Cost $754,264)		754,264
Total Investments in Securities (Cost $98,376,014)		96,649,870

(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Maximum Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 11.3%
Schwab Dividend Equity Fund	$12,125,554	$54,862	($927,039)	($15,451)	($334,027)	$10,903,899	729,358	$54,862

International Stocks 3.7%
Developed Markets 3.7%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	4,953,292	—	(602,921)	(108,764)	(625,370)	3,616,237	168,589	—

Real Estate 3.1%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	3,298,902	229,466	(335,000)	10,970	(219,849)	2,984,489	378,262	19,466

Fixed Income 79.9%
Intermediate-Term Bond 79.9%
Schwab U.S. Aggregate Bond Index Fund	89,301,124	785,257	(7,368,546)	(476,371)	(5,026,043)	77,215,421	7,927,661	425,167

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares	1,175,843	70	—	—	(353)	1,175,560	1,175,560	106
Total Affiliated Underlying Funds	$110,854,715	$1,069,655	($9,233,506)	($589,616)	($6,205,642)	$95,895,606		$499,601

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At March 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343MAR22